DEFERRED CONSIDERATION (Details) € in Thousands			12 Months Ended
	Sep. 05, 2022 Y	Jun. 01, 2022 EUR (€) Y	Dec. 31, 2024 EUR (€) Y	Dec. 31, 2023 EUR (€) Y
Disclosure of detailed information about business combination [line items]
Deferred consideration			€ 1,244	€ 1,513
Deferred consideration - Noncurrent			0	1,426
Accretion expense			(428)	(403)
Gain (Loss) on remeasurement of deferred consideration			€ 132	€ (440)
Minimum
Disclosure of detailed information about business combination [line items]
Expected life of options (years) | Y	0.42		0	0.08
Maximum
Disclosure of detailed information about business combination [line items]
Expected life of options (years) | Y	2		0.56	0.58
Spin Games LLC
Disclosure of detailed information about business combination [line items]
Deferred consideration			€ 1,244	€ 1,513
Deferred consideration - Noncurrent				1,426
Period over which equity interest of acquirer is issuable		3 years
Value of common shares to be issued as consideration		€ 4,003
Expected dividend yield (%)		0.00%
Accretion expense			428	403
Gain (Loss) on remeasurement of deferred consideration			€ 132	€ (440)
Spin Games LLC | Minimum
Disclosure of detailed information about business combination [line items]
Expected volatility (%)		71.40%
Expected life of options (years) | Y		1
Spin Games LLC | Maximum
Disclosure of detailed information about business combination [line items]
Expected volatility (%)		80.90%
Expected life of options (years) | Y		3